Operating Expenses - Schedule of Consolidated Statements of Operations and Other Comprehensive (Loss) Income (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Schedule of Consolidated Statements of Operations and Other Comprehensive (Loss) Income [Line Items]
Brokerage and Transaction Total	$ 34,800,716	$ 18,963,229	$ 58,046,172	$ 36,896,073
Technology and Development Total	19,140,449	15,000,146	36,065,341	29,890,228
Marketing and Branding Total	30,300,834	33,182,512	53,291,872	67,196,577
General and Administrative Total	50,976,724	31,615,955	84,597,444	63,524,796
Clearing and Operation Cost [Member]
Schedule of Consolidated Statements of Operations and Other Comprehensive (Loss) Income [Line Items]
Brokerage and Transaction Total	22,489,442	12,565,945	37,267,389	24,240,577
Market and Data Fees [Member]
Schedule of Consolidated Statements of Operations and Other Comprehensive (Loss) Income [Line Items]
Brokerage and Transaction Total	5,271,994	3,738,722	10,340,088	7,474,045
Handling Charge Expense [Member]
Schedule of Consolidated Statements of Operations and Other Comprehensive (Loss) Income [Line Items]
Brokerage and Transaction Total	7,039,280	2,658,562	10,438,695	5,181,451
Employee Compensation Benefits [Member]
Schedule of Consolidated Statements of Operations and Other Comprehensive (Loss) Income [Line Items]
Technology and Development Total	13,602,455	9,991,185	24,819,003	19,895,969
Marketing and Branding Total	3,235,499	1,559,500	4,261,882	3,006,347
General and Administrative Total	38,057,910	19,479,962	61,044,723	40,626,381
Cloud Service Fees [Member]
Schedule of Consolidated Statements of Operations and Other Comprehensive (Loss) Income [Line Items]
Technology and Development Total	3,513,522	3,273,670	6,921,435	6,641,153
System Costs [Member]
Schedule of Consolidated Statements of Operations and Other Comprehensive (Loss) Income [Line Items]
Technology and Development Total	2,024,472	1,735,291	4,324,903	3,353,106
Advertising and Promotions [Member]
Schedule of Consolidated Statements of Operations and Other Comprehensive (Loss) Income [Line Items]
Marketing and Branding Total	22,237,232	27,849,187	40,441,568	55,605,445
Free Stock Promotions [Member]
Schedule of Consolidated Statements of Operations and Other Comprehensive (Loss) Income [Line Items]
Marketing and Branding Total	4,828,103	3,773,825	8,588,422	8,584,785
Compliance Fees [Member]
Schedule of Consolidated Statements of Operations and Other Comprehensive (Loss) Income [Line Items]
General and Administrative Total	1,824,891	4,453,301	3,319,827	7,229,836
Office Related [Member]
Schedule of Consolidated Statements of Operations and Other Comprehensive (Loss) Income [Line Items]
General and Administrative Total	5,805,943	4,273,848	11,133,823	8,046,280
Professional Services [Member]
Schedule of Consolidated Statements of Operations and Other Comprehensive (Loss) Income [Line Items]
General and Administrative Total	3,324,013	2,417,355	5,776,021	5,483,598
Depreciation and Amortization of Right-of-Use Assets [Member]
Schedule of Consolidated Statements of Operations and Other Comprehensive (Loss) Income [Line Items]
General and Administrative Total	1,371,063	777,680	2,153,929	1,702,140
Other [Member]
Schedule of Consolidated Statements of Operations and Other Comprehensive (Loss) Income [Line Items]
General and Administrative Total	$ 592,904	$ 213,809	$ 1,169,121	$ 436,561